Annual Total Returns[BarChart] - Victory RS Investors Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.08%)	21.46%	46.04%	4.39%	(4.09%)	9.90%	16.28%	(9.36%)	28.01%	(1.68%)